UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Onslow Bay Funding LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X       Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001658638

OBX 2021-NQM2 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Michael Fania, (212) 696-0100

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.01	Edge Mortgage Advisory Company LLC (“Edgemac”) Narrative
99.02	Edgemac Exception Report
99.03	Edgemac Loan Exception Report
99.04	Edgemac Rating Agency Grades Report
99.05	Edgemac Supplemental Data Report
99.06	Edgemac Tape Compare Report
99.07	Edgemac Valuation Report
99.08	Evolve Mortgage Services (“Evolve”) Narrative
99.09	Evolve Rating Agency Grades Report
99.10	Evolve Exception Detail Report
99.11	Evolve Valuation Report
99.12	Evolve Data Compare Report
99.13	Evolve QM ATR Data Report
99.14	Evolve Business Purpose Report
99.15	Inglet Blair, LLC (“Inglet Blair”) Narrative
99.16	Inglet Blair Loan Summary Report
99.17	Inglet Blair Exception Detail Report
99.18	Inglet Blair Final Grading Summary Report
99.19	Inglet Blair QM Summary
99.20	Inglet Blair Supplemental Data
99.21	Inglet Blair Annaly Supplemental
99.22	Inglet Blair Data Compare Report
99.23	Inglet Blair Valuation Report
99.24	Inglet Blair Pay History Report
99.25	Consolidated Analytics, Inc. (“CA”) Narrative
99.26	CA Due Diligence Report
99.27	CA Data Compare Report
99.28	CA Loan Level Findings Report
99.29	CA Grading Summary Report
99.30	CA Valuations Summary Report
99.31	Clayton Services LLC (“Clayton”) Narrative
99.32	Clayton Conditions Summary Report
99.33	Clayton Conditions Detail Report
99.34	Clayton Loan Grades Report
99.35	Clayton Loan Level Tape Compare Report
99.36	Clayton Data Extract Report
99.37	Clayton Non ATR QM Report
99.38	Clayton Rating Agency ATR QM Data Report
99.39	Clayton Servicing Comments Report

99.40	Clayton Risk Summary Report
99.41	Clayton Main Detail Report
99.42	Clayton Assignment Verification Report
99.43	Clayton Valuations Summary Report
99.44	Clayton Waived Conditions Summary Report
99.45	Clayton Pay History Report
99.46	Clayton Pay History PII Report
99.47	Selene Diligence LLC (“Selene”) Narrative
99.48	Selene Rating Agency Summary Report
99.49	Selene Rating Agency Detail Report
99.50	Selene Findings Report
99.51	Selene Supplemental Report
99.52	Selene Valuation Report
99.53	Selene Data Compare Report
99.54	Selene ATR or QM Report
99.55	Selene Pay History Report
99.56	Infinity International Processing Services. Inc. DBA Infinity IPS (“Infinity”) Narrative
99.57	Infinity Tape Discrepancies Report
99.58	Infinity Valuation Report
99.59	Infinity Rating Grade Report
99.60	Infinity Loan Level Report
99.61	Infinity Full Extract Report
99.62	AMC Diligence, LLC (“AMC”) Narrative
99.63	AMC Rating Agency Grades Report
99.64	AMC Exception Grades Report
99.65	AMC Valuation Summary Report
99.66	AMC Business Purpose Report
99.67	AMC Data Compare Report
99.68	AMC Pay History Securitization Report
99.69	AMC Extract Report
99.70	AMC Title Tax Lien Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONSLOW BAY FUNDING LLC

Date: June 9, 2021	/s/ Michael Fania
Name: Michael Fania
Title: Authorized Signatory